Deferred tax (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities)	Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m
1 January 2024	32	(21)	373	(221)	39	(12,486)	1,003	(11,281)
Differences on exchange	(5)	3	(1)	3	(1)	(227)	(4)	(232)
(Charged)/credited to the income statement	(24)	42	6	21	(21)	517	1,635	2,176
Credited/(charged) relating to changes in tax rates	4	2	—	—	—	268	(25)	249
Credited/(charged) to other comprehensive income	—	—	—	—	5	—	(23)	(18)
31 December 2024	7	26	378	(197)	22	(11,928)	2,586	(9,106)
1 January 2023	30	(115)	210	(229)	38	(18,773)	1,093	(17,746)
Differences on exchange	2	26	1	12	1	798	(78)	762
Credited/(charged) to the income statement	(1)	72	153	(4)	(35)	5,384	8	5,577
(Charged)/credited relating to changes in tax rates	—	—	9	—	—	105	(8)	106
Charged to other comprehensive income	—	—	—	—	35	—	(23)	12
Net reclassifications as held-for-sale	1	(4)	—	—	—	—	11	8
31 December 2023	32	(21)	373	(221)	39	(12,486)	1,003	(11,281)